As filed with the Securities and Exchange Commission on January 8, 2014

1933 Act Registration Number 333-174385

1940 Act Registration Number 811-22560

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No.

Post-Effective Amendment No. 5

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 7

Plainsboro Funds

4 Windmill Court

Plainsboro, New Jersey 08536

(Exact Name of Registrant as Specified in Charter)

(Address of Principal Office)

Registrant's Telephone Number, including Area Code:

609-356-9922

(Name and Address of Agent for Service)

Capitol Services, Inc., Dover, DE 19901

With Copies to:

Yang Xiang Plainsboro Global Capital Inc. 4 Windmill Court Plainsboro, New Jersey 08536 (609) 356-9922	John H. Lively The Law Offices of John H. Lively& Associates, Inc. 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211 (913) 660-0778

It is proposed that this filing will become effective (check appropriate box):

[X]

Immediately upon filing pursuant to paragraph (b)

[  ]

On December 30, 2013 pursuant to paragraph (b)

[  ]

60 days after filing pursuant to paragraph (a)(1)

[  ]

On (date) pursuant to paragraph (a)(1)

[  ]

75 days after filing pursuant to paragraph (a)(2)

[  ]

On (date) pursuant to paragraph (a)(2) of Rule 485

[  ]

As soon as practicable after the effective date of this registration statement

EXPLANATORY NOTE

This Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in Post-Effective Amendment No. 4 filed on December 20, 2013 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in this City of Plainsboro in the State of New Jersey, on the 8th day of January, 2014.

Plainsboro Funds

By: /s/ Yang Xiang Yang Xiang, Chairman of the Board, Principal Executive Officer and Principal Financial Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 8th day of January, 2014.

By:

/s/ Yang Xiang

Yang Xiang

Chairman of the Board, Principal Executive Officer and Principal Financial Officer

*______________

Hsien Chung E. Yang, Trustee

*_________________

Jiyang Shen, Trustee

*By: Yang Xiang

Attorney-in-fact pursuant to Powers of Attorney.

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase